Hedge Accounting - Summary of Hedge of Net Investment in Foreign Operations (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Hedges [Line Items]
Variation in value recognized in Other comprehensive income	R$ 699,000,000	R$ (3,557,000,000)	R$ (16,000,000)
Nominal Value	148,461,000,000	215,277,000,000
Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Variation in value recognized in Other comprehensive income	(14,701,000,000)	(14,598,000,000)
Nominal Value	13,888,000,000	24,619,000,000
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book Value, Assets	9,646,000,000	15,277,000,000
Book Value, Liabilities	0	0
Variation in value recognized in Other comprehensive income	(14,701,000,000)	(14,598,000,000)
Foreign currency convertion	(14,701,000,000)	(14,598,000,000)
Nominal Value	13,888,000,000	24,619,000,000
Variation in the amounts used to calculate hedge ineffectiveness	(14,688,000,000)	(14,601,000,000)
Foreign exchange risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of Detailed Information about Hedges [Line Items]
Book Value, Assets	9,646,000,000	15,277,000,000
Book Value, Liabilities	0	0
Variation in value recognized in Other comprehensive income	(14,701,000,000)	(14,598,000,000)
Foreign currency convertion	(14,701,000,000)	(14,598,000,000)
Nominal Value	13,888,000,000	24,619,000,000
Variation in the amounts used to calculate hedge ineffectiveness	R$ (14,688,000,000)	R$ (14,601,000,000)